Northwestern Mutual Series Fund, Inc.
Supplement Dated June 10, 2022 to the
Statutory Prospectus Dated May 1, 2022
The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2022 (the “Prospectus”). You should read this Supplement together with the Prospectus.
Large Cap Blend Portfolio – Portfolio Managers Update
Effective June 1, 2022, Andy P. Ramer is no longer a member of the Portfolio Management Committee of the Large Cap Blend Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“Portfolio Managers: FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. The PMC has managed the Portfolio since 2012. PMC members include:
Patrick J. English, CFA, Chairman, Chief Executive Officer and Chief Investment Officer, who has been with FMI since 1986.
John S. Brandser, President, Chief Operating Officer and Chief Compliance Officer, who has been with FMI since 1995.
Jonathan T. Bloom, CFA, Director of Research, who has been with FMI since 2010.
Robert M. Helf, CFA, Research Analyst, who has been with FMI since 1998.
Daniel G. Sievers, CFA, Research Analyst, who has been with FMI since 2009.
Matthew T. Sullivan, CFA, Research Analyst, who has been with FMI since 2013.
Jordan S. Teschendorf, CFA, Research Analyst, who has been with FMI since 2015.
Benjamin D. Karek, CFA, Research Analyst, who has been with FMI since 2017.
Dain C. Tofson, CFA, Research Analyst, who has been with FMI since 2019.
Julia L. Jensen, Research Analyst, who has been with FMI since May 2020.”
In addition, the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS—Portfolio Managers—Large Cap Blend Portfolio” is amended to delete the reference to Mr. Ramer, effective as of June 1, 2022.
Amendment to Investment Sub-Advisory Agreement with Sub-Adviser
Effective June 2, 2022, the Board of Directors of the Fund approved an amendment to the investment sub-advisory agreement between Mason Street Advisors, LLC (“Mason Street Advisors”) and Fiduciary Management, Inc. (“Fiduciary”) with respect to the Large Cap Blend Portfolio (“Amendment”). In approving the Amendment, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment. The Amendment modified the fee schedule applicable to the Large Cap Blend Portfolio managed by Fiduciary, with such fee modification to be effective July 1, 2022. The updated fee schedule is set forth in a supplement to the Fund’s Statement of Additional Information dated June 10, 2022.
Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.
Supplement Dated June 10, 2022 to the
Statement of Additional Information Dated May 1, 2022
This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2022. You should read this Supplement together with the SAI.
Appendix D – Portfolio Managers Update – Large Cap Blend Portfolio
Effective June 1, 2022, Andy P. Ramer no longer serves as a member of the Portfolio Management Committee (PMC) of the Large Cap Blend Portfolio (the “Portfolio”). All references to Mr. Ramer in the SAI are deleted as of such date.
Fee Update – Large Cap Blend Portfolio
The SAI is amended by replacing the fourth sentence of the paragraph relating to Fiduciary Management, Inc. (“FMI”) that appears on page B-66 under the sub-section of the SAI section titled “The Sub-Advisers,” under INVESTMENT ADVISORY AND OTHER SERVICES” with the following:
“Effective July 1, 2022, for fee services provided to the Large Cap Blend Portfolio, Mason Street Advisors pays FMI at an annual rate of 0.45% on the first $25 million of the Portfolio’s assets, 0.40% on the next $25 million, 0.38% on the next $50 million and 0.30% on assets in excess of $100 million.”
Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.
Large Cap Blend Portfolio
Supplement Dated June 10, 2022
to the
Summary Prospectus for the Large Cap Blend Portfolio Dated May 1, 2022
The following information supplements the Summary Prospectus for the Large Cap Blend Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2022 (the “Summary Prospectus”). You should read this Supplement together with the Summary Prospectus.
Portfolio Managers Update
Effective June 1, 2022, Andy P. Ramer is no longer a member of the Portfolio Management Committee of the Large Cap Blend Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Prospectus under the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“Portfolio Managers: FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. The PMC has managed the Portfolio since 2012. PMC members include:
Patrick J. English, CFA, Chairman, Chief Executive Officer and Chief Investment Officer, who has been with FMI since 1986.
John S. Brandser, President, Chief Operating Officer and Chief Compliance Officer, who has been with FMI since 1995.
Jonathan T. Bloom, CFA, Director of Research, who has been with FMI since 2010.
Robert M. Helf, CFA, Research Analyst, who has been with FMI since 1998.
Daniel G. Sievers, CFA, Research Analyst, who has been with FMI since 2009.
Matthew T. Sullivan, CFA, Research Analyst, who has been with FMI since 2013.
Jordan S. Teschendorf, CFA, Research Analyst, who has been with FMI since 2015.
Benjamin D. Karek, CFA, Research Analyst, who has been with FMI since 2017.
Dain C. Tofson, CFA, Research Analyst, who has been with FMI since 2019.
Julia L. Jensen, Research Analyst, who has been with FMI since May 2020.”
Please retain this Supplement for future reference.